S-K 1602(a)(3) Forepart, Sponsor Compensation	Oct. 13, 2026 USD ($) $ / shares shares
Founder Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	9,583,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Private Placement Warrants [Member [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	4,875,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,875,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1
Apex Treasury II Sponsor LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Independent Directors [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	50,000
Price Paid or to be Paid for Securities, Total Amount	$ 150
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003